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                          AIM TAX-EXEMPT FUNDS, INC.

                           AIM TAX-EXEMPT CASH FUND
                       AIM TAX-FREE INTERMEDIATE SHARES
                   AIM TAX-EXEMPT BOND FUND OF CONNECTICUT

                      Supplement dated October 19, 1995
        to the Statement of Additional Information dated July 31, 1995

Effective October 19, 1995, The Bank of New York became the custodian for AIM Tax-Exempt Funds, Inc. The address of The Bank of New York is 110 Washington Street, New York, New York 10286.